SHAREHOLDERS' EQUITY - Schedule Of Options Outstanding and Exercisable by Exercise Price (Details)	12 Months Ended
Dec. 31, 2024 shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	3,165,633
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	4 years 4 months 17 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	2,937,959
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	4 years 1 month 17 days
Share-based Payment Arrangement, Option | 0-20.94
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	24,484
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	5 years 2 months 1 day
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	18,544
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	4 years 3 days
Share-based Payment Arrangement, Option | 20.95-30.66
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	356,962
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	1 year 1 month 13 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	356,962
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	1 year 1 month 13 days
Share-based Payment Arrangement, Option | 30.67-55.86
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	396,565
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	2 years 1 month 13 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	396,565
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	2 years 1 month 13 days
Share-based Payment Arrangement, Option | 55.87-61.95
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	470,901
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	3 years 1 month 13 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	470,901
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	3 years 1 month 13 days
Share-based Payment Arrangement, Option | 61.96-100.6
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	225,722
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	6 years 21 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	216,781
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	6 years 10 days
Share-based Payment Arrangement, Option | 100.61-102.67
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	408,825
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	4 years 1 month 13 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	408,825
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	4 years 1 month 13 days
Share-based Payment Arrangement, Option | 102.68-138.62
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	463,558
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	7 years 3 months 10 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	273,698
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	6 years 11 months 8 days
Share-based Payment Arrangement, Option | 138.63-143.13
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	408,254
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	5 years 1 month 20 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	408,254
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	5 years 1 month 20 days
Share-based Payment Arrangement, Option | 143.14-260.88
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	388,725
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	6 years 1 month 2 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	365,792
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	6 years 1 month 2 days
Share-based Payment Arrangement, Option | 260.89-353.09
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding	21,637
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	6 years 3 days
Share-based Payment Arrangement, Option, Exercise Price Range, Shares Exercisable	21,637
Share-based Payment Arrangement, Option, Exercise Price Range, Exercisable, Weighted Average Remaining Contractual Term	6 years 3 days